CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Unrealized gain (loss) during the period on available-for-sale securities, taxes	$ (411)	$ 420	$ (2,027)	$ 418	$ 471	$ 1,964	$ 564
Reclassification adjustment for (gain) loss included in net income, taxes	(1)	12	(52)	21	9	201	289
Reclassification adjustment for other-than-temporary-impairment on securities, taxes			$ 0	$ 68	$ 68	$ 104	$ 546